SUBORDINATED DEBENTURES	12 Months Ended
Dec. 31, 2013
SUBORDINATED DEBENTURES
SUBORDINATED DEBENTURES

NOTE 11 - SUBORDINATED DEBENTURES

The financial statements also include the following wholly-owned entity on a deconsolidated basis, First Clover Leaf Statutory Trust I.  The sole asset of this trust is junior subordinated deferrable interest debentures.  Clover Leaf issued $4,000,000 in May 2005 in cumulative trust preferred securities through this newly formed special-purpose trust.  The proceeds of the offering were invested by the trust in junior subordinated debentures of Trust I.  Distributions are cumulative and were payable at a fixed rate of 6.08% through May 2010 and then adjusted quarterly at a variable rate of 1.85% over the three month LIBOR rate, per annum of the stated liquidation amount of $1,000 per preferred security.  At December 31, 2013 the interest rate was 2.10%.  The Company has the option to defer interest payments on the subordinated debentures from time to time for a period not to exceed five consecutive years.  The obligations of the trust are fully and unconditionally guaranteed, on a subordinated basis, by the Company.  The trust preferred securities for Trust I are mandatorily redeemable upon the maturity of the debentures in May 2025, or to the extent of any earlier redemption of any debentures by the Company, and are callable beginning in May 2010.  Holders of the capital securities have no voting rights, are unsecured, and rank junior in priority of payment to all of the Company’s indebtedness and senior to the Company’s capital stock.  For regulatory purposes, the trust preferred securities qualify as Tier I capital subject to certain provisions.